Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
NET REVENUE	$ 3,938	$ 2,084	$ 8,423	$ 1,872
COST OF GOODS SOLD, EXCLUDING DEPRECIATION AND AMORTIZATION	(283)	(564)	(1,442)	(1,863)
GROSS PROFIT	3,655	1,520	6,981	9
RESEARCH, DEVELOPMENT AND MEDICAL AFFAIRS EXPENSES	3,329	2,754	11,811	8,858
GENERAL AND ADMINISTRATIVE EXPENSES	3,619	2,894	12,371	9,475
SALES AND MARKETING EXPENSES	7,129	3,283	15,087	15,942
DEPRECIATION AND AMORTIZATION	572	33	659	138
OPERATING EXPENSES	14,649	8,964	39,928	34,413
NET LOSS FROM OPERATIONS	(10,994)	(7,444)	(32,947)	(34,404)
INTEREST EXPENSE AND OTHER	(1,122)	(129)	(2,090)	(533)
UNREALIZED FOREIGN CURRENCY (LOSS) GAIN, NET	(114)	(56)	(542)	825
LOSS ON EARLY EXTINGUISHMENT OF DEBT			(440)	(153)
CHANGE IN FAIR VALUE OF DERIVATIVE WARRANT LIABILITY	2,506	(13,130)	283	(11,964)
NET LOSS BEFORE TAXES	(9,724)	(20,759)	(35,736)	(46,229)
PROVISION FOR TAXES	$ (69)	$ 0	(174)	0
NET LOSS			(35,910)	(46,229)
BENEFICIAL CONVERSION FEATURE OF PREFERRED STOCK			(750)	(4,950)
NET LOSS APPLICABLE TO COMMON STOCKHOLDERS			$ (36,660)	$ (51,179)
NET LOSS PER SHARE APPLICABLE TO COMMON SHAREHOLDERS — Basic and diluted (in dollars per share)	$ (0.22)	$ (0.58)	$ (0.91)	$ (1.62)
WEIGHTED AVERAGE SHARES OUTSTANDING — Basic and diluted (in shares)	44,347,639	35,853,869	40,397,224	31,579,553